Nature of Operations and Basis of Presentation - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended	6 Months Ended
	Nov. 26, 2014	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Basis Of Presentation [Line Items]
Debt issuance cost	$ 2.7	$ 0.6	$ 0.6
Athas [Member]
Basis Of Presentation [Line Items]
Acquisition percentage expenses of services related to health care marketing and factoring receivables				100.00%